Guggenheim Limited Duration Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Limited Duration Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 297
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,153
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,829
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	299
Expense Example, with Redemption, 10 Years	682
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	$ 1,080